Summary of Significant Accounting Policies - Antidilutive Shares (Details) - shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Antidilutive Securities
Ant-dilutive shares (shares)	4,624,767	2,797,607
Unvested restricted incentive shares
Antidilutive Securities
Ant-dilutive shares (shares)	507,631	991,358
Share options
Antidilutive Securities
Ant-dilutive shares (shares)	4,117,136	1,806,249